Lease Commitments - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Operating Leases [Line Items]
Rental expense for operating lease	$ 9,525	$ 11,668	$ 24,340	$ 24,064